Cover	Mar. 08, 2022
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Global SPAC Partners Co. (the “Company,” “we,” “our or “us”) is filing this Amendment No. 1 (“Amendment No. 1”) to the Current Report on Form 8-K, originally filed with the U.S. Securities and Exchange Commission (“SEC”) on May 14, 2021 (the “Original Form 8-K”), solely to amend and restate the audited balance sheet and related footnote disclosures as of April 13, 2021 which we filed as an exhibit to the Original Form 8-K (the “Original Financial Statement”).
Document Period End Date	Mar. 08, 2022
Entity File Number	001-40320
Entity Registrant Name	GLOBAL SPAC PARTNERS CO.
Entity Central Index Key	0001821169
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	2093 Philadelphia Pike #1968
Entity Address, City or Town	Claymont
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19703
City Area Code	650
Local Phone Number	560 4753
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one subunit and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one subunit and one-half of one redeemable warrant
Trading Symbol	GLSPU
Security Exchange Name	NASDAQ
Subunits included as part of the units, each consisting of one Class A ordinary share, $.0001 par value, and one-quarter of one redeemable warrant
Title of 12(b) Security	Subunits included as part of the units, each consisting of one Class A ordinary share, $.0001 par value, and one-quarter of one redeemable warrant
Trading Symbol	GLSPT
Security Exchange Name	NASDAQ
Redeemable warrants
Title of 12(b) Security	Redeemable warrants
Trading Symbol	GLSPW
Security Exchange Name	NASDAQ